Employee Benefit Plan Obligations (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Obligation		$ 17.0	$ 9.1
Deferred Compensation Liability, Current and Noncurrent		46.3	56.9
Employee Benefit Plan Obligations, Total		131.9	148.6
Defined Benefit Plan, Assets for Plan Benefits		2.3	3.5
Liability, Defined Benefit Plan, Current		31.2	25.4
Liability, Defined Benefit Plan, Noncurrent		103.0	126.7
Liability, Defined Benefit Plan		134.2	152.1
Defined Contribution Plan, Cost		$ 26.1	17.1	$ 19.3
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year, Description		28.4
Defined Benefit Plan, Plan Assets, Amount		$ 22.4	35.2
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax		9.1	3.6	(11.7)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax		(6.1)	(15.1)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax		0.0	(0.1)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		1.6	0.2
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax		(0.5)	0.1
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax		4.5	14.9
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Minimum Pension Liability, Tax		0.2	1.6	5.1
Defined Benefit Plan, Accumulated Other Comprehensive Income Minimum Pension Liability, after Tax (Deprecated 2017-01-31)		9.3	5.2	(6.6)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit) for Plan Amendment, before Tax		(0.5)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit) for Plan Amendment, Tax		0.1
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit) for Plan Amendment, after Tax		(0.4)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, Tax		(0.1)	0.0
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Pension Cost, Net of Tax		0.4	(0.1)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, Tax		0.0	0.0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, after Tax		0.0	(0.1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax		(1.6)	(3.6)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax		4.5	(11.5)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Tax		0.4	0.1
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, after Tax		(1.2)	(0.1)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), Tax		(1.2)	(3.5)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), after Tax		3.3	11.4
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Foreign Currency Translation Adjustments, before Tax		1.0	0.5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Foreign Currency Translation Adjustments, Tax		(0.2)	0.0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Foreign Currency Translation Adjustments,after Tax		0.8	0.5
Pension and other post-retirement liability adjustments		5.5	15.3	(4.3)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Tax		(1.4)	(3.5)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax		$ 4.1	$ 11.8	(3.5)
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year		7.30%	5.83%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		4.50%	4.50%
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage		100.00%	100.00%
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		100.00%	100.00%
Deferred Compensation Arrangement with Individual, Compensation Expense		$ (2.9)	$ (2.0)	(7.7)
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0.5	1.3
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0.0	33.9
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		21.9	$ 0.0
Insurance buy-in policy
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		$ 21.9
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage		98.00%	0.00%
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		100.00%	0.00%
Insurance buy-in policy | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		$ 0.0
Insurance buy-in policy | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0.0
Insurance buy-in policy | Fair Value, Inputs, Level 3 [Member] | Fair Value, Disclosure Item Amounts [Domain]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Period Increase (Decrease)		(3.7)
Insurance buy-in policy | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		21.9	$ 0.0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3		24.2
Insurance buy-in policy | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Period Increase (Decrease)		$ 1.4
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage		0.00%	78.00%
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		0.00%	50.00%
All Other Plan Assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	[1]	2.00%	22.00%
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	[1]	0.00%	50.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		$ 0.5	$ 1.3
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0.5	1.3
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0.0	0.0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0.0	0.0
Fixed Income Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			33.7
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0.0
Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			33.7
Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0.0
Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0.2
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0.0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0.2
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0.0
Nonqualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assets for Plan Benefits		0.0	0.0
Liability, Defined Benefit Plan, Current		3.6	3.9
Liability, Defined Benefit Plan, Noncurrent		20.1	24.9
Liability, Defined Benefit Plan		23.7	28.8
Defined Benefit Plan, Plan Assets, Amount		0.0	0.0
Defined Benefit Plan, Benefit Obligation		23.7	28.8
Defined Benefit Plan, Funded (Unfunded) Status of Plan		(23.7)	(28.8)
Defined Benefit Plan, Accumulated Benefit Obligation		23.7	28.8
Foreign Plan [Member] | Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assets for Plan Benefits		2.3	3.5
Liability, Defined Benefit Plan, Current		0.8	0.8
Liability, Defined Benefit Plan, Noncurrent		9.3	12.4
Liability, Defined Benefit Plan		7.8	9.7
Defined Benefit Plan, Plan Assets, Amount		22.4	35.2
Defined Benefit Plan, Benefit Obligation		30.2	44.9
Defined Benefit Plan, Funded (Unfunded) Status of Plan		(7.8)	(9.7)
Defined Benefit Plan, Accumulated Benefit Obligation		27.6	41.4
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position		27.5	34.1
Defined Benefit Plan, Assets for Plan Benefits		0.0	0.0
Liability, Defined Benefit Plan, Current		2.8	3.0
Liability, Defined Benefit Plan, Noncurrent		24.7	31.1
Liability, Defined Benefit Plan		27.5	34.1
Defined Benefit Plan, Plan Assets, Amount		0.0	0.0	0.0
Defined Benefit Plan, Benefit Obligation		27.5	34.1	42.7
Defined Benefit Plan, Funded (Unfunded) Status of Plan		(27.5)	(34.1)
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)		0.0	0.0
Defined Benefit Plan, Plan Assets, Contributions by Employer		2.6	4.3
Defined Benefit Plan, Contributions by Plan Participants (Deprecated 2017-01-31)		2.1	2.2
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)		0.0	0.0
Defined Benefit Plan, Benefits Paid from both Plan Assets and Company Assets		(4.7)	(6.5)
Defined Benefit Plan, Service Cost		0.1	0.1	0.1
Defined Benefit Plan, Interest Cost		1.1	1.0	1.1
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment		0.0	0.0
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	[2]	(5.1)	(5.4)
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)		(0.1)	0.0
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax		(18.3)	(15.1)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax		0.0	0.0
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax		(18.3)	(15.1)
Defined Benefit Plan, Amortization of Gain (Loss)		(1.8)	(1.4)	(2.1)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Defined Benefit Plan, Expected Return (Loss) on Plan Assets		0.0	0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		(0.6)	(0.3)	(0.9)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax		(5.1)	(5.4)	0.5
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax		0.0	0.0	0.0
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		1.8	1.4	2.1
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax		0.0	0.0	0.0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax		(3.3)	(4.0)	2.6
Defined Benefit Plan, Amount Recognized in Net Periodic Benefit Cost (Credit) and Other Comprehensive (Income) Loss, before Tax		$ (3.9)	$ (4.3)	$ 1.7
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		5.47%	3.38%	2.58%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		3.38%	2.58%	2.56%
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		$ 2.9
Defined Benefit Plan, Expected Future Benefit Payment, Year Two		2.8
Defined Benefit Plan, Expected Future Benefit Payment, Year Three		2.6
Defined Benefit Plan, Expected Future Benefit Payment, Year Four		2.5
Defined Benefit Plan, Expected Future Benefit Payment, Year Five		2.5
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter		11.0
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position		(41.1)	$ (48.5)
Defined Benefit Plan, Assets for Plan Benefits		2.3	3.5
Liability, Defined Benefit Plan, Current		4.4	4.7
Liability, Defined Benefit Plan, Noncurrent		29.4	37.3
Liability, Defined Benefit Plan		31.5	38.5
Defined Benefit Plan, Plan Assets, Amount		22.4	35.2	$ 33.2
Defined Benefit Plan, Benefit Obligation		53.9	73.7	85.9
Defined Benefit Plan, Funded (Unfunded) Status of Plan		(31.5)	(38.5)
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)		(12.1)	3.7
Defined Benefit Plan, Plan Assets, Contributions by Employer		8.0	4.7
Defined Benefit Plan, Contributions by Plan Participants (Deprecated 2017-01-31)		0.0	0.0
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)		(3.5)	(1.7)
Defined Benefit Plan, Benefits Paid from both Plan Assets and Company Assets		(5.2)	(4.7)
Defined Benefit Plan, Service Cost		0.7	1.4	1.9
Defined Benefit Plan, Interest Cost		1.6	1.3	1.3
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment		0.5	0.0
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	[2]	(13.5)	(7.2)
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)		(3.9)	(3.0)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax		8.7	10.6
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax		0.5	0.9
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax		9.2	11.5
Defined Benefit Plan, Amortization of Gain (Loss)		0.2	1.2	1.1
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		0.5	(0.1)	0.0
Defined Benefit Plan, Expected Return (Loss) on Plan Assets		(0.4)	(1.2)	(0.9)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		2.6	2.6	3.4
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax		(1.0)	(9.7)	1.2
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax		0.5	0.0	0.1
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(0.2)	(1.2)	(1.1)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax		(0.5)	(0.1)	0.0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax		(1.2)	(10.8)	0.2
Defined Benefit Plan, Amount Recognized in Net Periodic Benefit Cost (Credit) and Other Comprehensive (Income) Loss, before Tax		$ 1.4	$ (8.2)	$ 3.6
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.80%	2.50%	1.70%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		0.60%	2.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		2.50%	1.70%	1.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		1.40%	3.70%	3.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		2.50%	3.50%	3.40%
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		$ 5.2
Defined Benefit Plan, Expected Future Benefit Payment, Year Two		4.5
Defined Benefit Plan, Expected Future Benefit Payment, Year Three		5.3
Defined Benefit Plan, Expected Future Benefit Payment, Year Four		4.5
Defined Benefit Plan, Expected Future Benefit Payment, Year Five		4.0
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter		17.8
Multi-employer Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Liability, Defined Benefit Plan, Noncurrent		$ 9.6
Defined Benefit Plan, Benefit Obligation			$ 11.2
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.50%

[1]	Represents cash and cash equivalents in 2023 and primarily represents money market funds in 2022.
[2]	(1) In 2023 and 2022, the net actuarial gain includes amounts resulting from changes in actuarial assumptions utilized to calculate our benefit plan obligations such as weighted-average discount rates and recent census data.